Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are not Measured at Fair Value on a Recurring Basis (Details) - Financial Instruments Not Measured at Fair Value on a Recurring Basis - USD ($)
$ in Millions
	Nov. 30, 2017	Nov. 30, 2016
Carrying Value
Assets
Long-term other assets	$ 126	$ 99
Total	126	99
Liabilities
Total	9,246	9,454
Carrying Value | Fixed Rate
Liabilities
Debt	5,588	5,436
Carrying Value | Floating Rate
Liabilities
Debt	3,658	4,018
Fair Value | Level 1
Assets
Long-term other assets	0	1
Total	0	1
Liabilities
Total	0	0
Fair Value | Level 1 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 1 | Floating Rate
Liabilities
Debt	0	0
Fair Value | Level 2
Assets
Long-term other assets	49	68
Total	49	68
Liabilities
Total	9,589	9,775
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	5,892	5,727
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	3,697	4,048
Fair Value | Level 3
Assets
Long-term other assets	75	31
Total	75	31
Liabilities
Total	0	0
Fair Value | Level 3 | Fixed Rate
Liabilities
Debt	0	0
Fair Value | Level 3 | Floating Rate
Liabilities
Debt	$ 0	$ 0